Schedule of trade and other payables (Details) - CAD ($)		Jun. 30, 2024	Jun. 30, 2023
Trade And Other Payables
Accounts payable and accrued liabilities		$ 2,996,308	$ 1,542,849
Due to related party (Note 22)		124,125	63,754
Other payable	[1]	1,569,828	3,106,894
Trade and other payables		$ 4,690,261	$ 4,713,497

[1]	Balance includes $1,097,452 NYSERDA grants (2023 - $2,123,220) to be paid to various customers for related projects sold in prior years.